Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 16, 2014
Document Effective Date	Jun. 27, 2014
Prospectus Date	Jun. 27, 2014
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class A Shares
Risk/Return:
Trading Symbol	SNWAX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares
Risk/Return:
Trading Symbol	SNWCX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	SNWIX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class A Shares
Risk/Return:
Trading Symbol	SNOAX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class C Shares
Risk/Return:
Trading Symbol	SNOCX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	SNOIX